Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Debt Issuance
On January 12, 2024, Hydro One Inc. issued sustainable and green bonds totalling $800 million under its MTN Program as follows:
a.$250 million aggregate principal amount of Series 53 notes with a maturity date of November 30, 2029 and a coupon rate of 3.93%; and
b.$550 million aggregate principal amount of Series 59 notes with a maturity date of March 1, 2034 and a coupon rate of 4.39%.

Dividends
On February 12, 2024, common share dividends of $176 million were declared.